Balance Sheet Components (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Components (Details) - Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Other receivables	$ 49,121	$ 100,036	$ 25,079
Prepaid expenses	253,758	206,377	205,784
Prepaid legal expenses	16,917	59,903	18,182
Prepaid expenses and other assets	$ 319,796	366,316	$ 249,045
Previously Reported [Member]
Balance Sheet Components (Details) - Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Other receivables		100,036
Prepaid expenses		206,377
Prepaid legal expenses		59,902
Prepaid expenses and other assets		$ 366,316